Financial risk management - Hedging activities (Details) $ in Thousands	Dec. 31, 2023 USD ($) $ / £	Jun. 30, 2023 USD ($) $ / £	Dec. 31, 2022 USD ($) $ / £
Financial risk management activities
Closing exchange rate | $ / £	1.2746	1.2716	1.2040
US dollar
Financial risk management activities
Net debt	$ 616,800	$ 592,500	$ 641,100
Hedged future USD revenues	(253,600)	(52,000)	(50,780)
Unhedged USD borrowings	363,200	540,500	590,320
Borrowings | US dollar
Financial risk management activities
Net debt	650,000	650,000	650,000
Cash and cash equivalents | US dollar
Financial risk management activities
Net debt	$ (33,200)	$ (57,500)	$ (8,900)